Annual Total Returns[BarChart] - INVESCO SP 500 INDEX FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.51%	15.31%	31.69%	13.00%	0.82%	11.31%	21.13%	(4.92%)	30.77%	17.82%